UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09145
Eaton Vance New York Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	November 30
Date of Reporting Period:	February 28, 2006

Item 1. Schedule of Investments

Eaton Vance New York Municipal Income Trust                                                                    as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 151.5%

Principal Amount (000’s omitted)	Security	Value
Cogeneration — 1.2%
$1,150	Suffolk County IDA, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$1,074,456
		$1,074,456
Education — 9.0%
1,000	Dutchess County IDA, (Marist College), 5.00%, 7/1/20	1,042,020
1,145	Hempstead IDA, (Adelphi University), 4.50%, 10/1/24	1,142,813
450	Hempstead IDA, (Adelphi University), 5.00%, 10/1/35	467,887
4,980	Hempstead IDA, (Hofstra University Civic Facilities), 5.00%, 7/1/33	5,138,613
		$7,791,333
Electric Utilities — 15.1%
1,655	Long Island Power Authority, Electric System Revenue, 5.25%, 12/1/26	1,722,838
1,000	Long Island Power Authority, Electric System Revenue, 5.375%, 9/1/25	1,070,180
4,100	New York Power Authority, 5.25%, 11/15/40	4,343,950
1,500	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	1,582,815
2,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	2,115,840
2,100	Suffolk County IDA, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	2,193,156
		$13,028,779
Escrowed / Prerefunded — 5.9%
200	New York City IDA, Ohel Children’s Home Project, Prerefunded to 3/15/22, 6.25%, 8/15/22	214,602
4,385	New York Dormitory Authority, (Court Facility), Prerefunded to 5/15/10, 6.00%, 5/15/39	4,848,670
		$5,063,272
General Obligations — 10.5%
6,000	New York City, 5.25%, 9/15/33	6,385,800
2,500	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	2,655,850
		$9,041,650
Health Care - Miscellaneous — 6.1%
1,250	New York City IDA, (A Very Special Place, Inc.), 5.75%, 1/1/29	1,231,150
1,300	New York City IDA, Civic Facility Revenue, Ohel Children’s Home, 6.25%, 8/15/22	1,186,536
100	Suffolk County IDA, Civic Facility Revenue, (Alliance of LI), 7.50%, 9/1/15	108,427

$140	Suffolk County IDA, Civic Facility Revenue, (Alliance of LI), 7.50%, 9/1/15	$151,798
2,600	Westchester County IDA, (Children’s Village), 5.375%, 3/15/19	2,640,638
		$5,318,549
Hospital — 17.6%
220	Chautauqua County IDA, (Womans Christian Association), 6.35%, 11/15/17	231,876
485	Chautauqua County IDA, (Womans Christian Association), 6.40%, 11/15/29	507,819
1,250	Fulton County IDA, (Nathan Littauer Hospital), 6.00%, 11/1/18	1,243,300
2,500	Monroe County IDA, (Highland Hospital of Rochester), 5.00%, 8/1/25	2,540,300
400	Nassau County IDA, Civic Facility Revenue, (North Shore Health System), 6.25%, 11/1/21	437,932
2,700	New York City Health and Hospital Corp., (Health System), 5.25%, 2/15/17	2,802,141
300	New York City Health and Hospital Corp., (Health System), 5.375%, 2/15/26	312,795
1,500	New York Dormitory Authority Revenue, (Lenox Hill Hospital), 5.50%, 7/1/30	1,477,140
2,000	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,115,360
1,250	Oneida County IDA, (St. Elizabeth Hospital), 5.75%, 12/1/19	1,285,200
2,105	Suffolk County IDA, Civic Facility, (Huntington Hospital), 6.00%, 11/1/22	2,274,452
		$15,228,315
Housing — 6.3%
1,045	New York City Housing Development Corp., (Multi-Family Housing), 4.65%, 5/1/26	1,057,122
3,000	New York City Housing Development Corp., (Multi-Family Housing), 4.95%, 11/1/33	3,107,670
1,250	New York City Housing Development Corp., (Multi-Family Housing), (AMT), 5.00%, 11/1/24	1,275,937
		$5,440,729
Industrial Development Revenue — 11.0%
1,000	Liberty Development Corp., Variable Rate, 9.225%, 10/1/35 (1)(2)	1,406,030
1,500	New York City IDA, (American Airlines, Inc.-JFK International Airport), (AMT), 8.00%, 8/1/12	1,614,900
2,440	New York City IDA, (Liberty-IAC), 5.00%, 9/1/35	2,459,642
775	Onondaga County IDA, (Aero Syracuse Cargo), (AMT), 6.125%, 1/1/32	797,351

$2,500	Onondaga County IDA, (Anheuser-Busch), (AMT), 6.25%, 12/1/34	$2,686,625
550	Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	551,435
		$9,515,983
Insured-Education — 3.6%
1,200	New York Dormitory Authority, (Cooper Union), (MBIA), 6.25%, 7/1/29	1,310,460
900	New York Dormitory Authority, (New York University), (MBIA), Variable Rate, 15.715%, 7/1/27 (1)(2)	1,829,925
		$3,140,385
Insured-Escrowed / Prerefunded — 4.4%
1,000	New York City, Trust for Cultural Resources, (Museum of History), Prerefunded to 7/1/09, (AMBAC), Variable Rate, 10.629%, 7/1/29 (1)(2)	1,236,700
1,175	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 6.785%, 7/1/28 (1)(3)	1,266,333
1,190	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 8.151%, 7/1/28 (1)(2)	1,321,816
		$3,824,849
Insured-General Obligations — 2.4%
1,750	Puerto Rico, (FSA), Variable Rate, 9.36%, 7/1/27 (1)(2)	2,085,895
		$2,085,895
Insured-Hospital — 6.8%
5,000	New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (MBIA), 5.50%, 7/1/23 (4)	5,852,200
		$5,852,200
Insured-Special Tax Revenue — 10.9%
1,500	New York Convention Center, (AMBAC), 4.75%, 11/15/45	1,525,725
2,975	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	1,093,342
4,500	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,236,600
11,625	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	2,769,308
12,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	2,180,880
1,800	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	602,082
		$9,407,937

Insured-Transportation — 11.4%
$2,325	Monroe County Airport Authority, (MBIA), (AMT), Variable Rate, 8.33%, 1/1/17 (1)(3)	$2,986,556
2,735	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (MBIA), (AMT), 5.625%, 4/1/29	2,896,556
1,750	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (MBIA), (AMT), Variable Rate, 7.83%, 4/1/29 (1)(3)	1,956,745
1,950	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	2,045,570
		$9,885,427
Insured-Water Revenue — 5.7%
1,000	Nassau County IDA, (AMBAC), 5.00%, 12/1/35	1,040,270
2,440	New York Environmental Facilities Corp., (MBIA), 4.25%, 6/15/28	2,413,843
1,500	Suffolk County, Water Authority, (MBIA), 4.50%, 6/1/27	1,518,615
		$4,972,728
Other Revenue — 3.4%
1,285	Albany Industrial Development Agency Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	1,339,510
1,250	Puerto Rico Infrastructure Financing Authority, Variable Rate, 10.108%, 10/1/32 (1)(2)	1,568,338
		$2,907,848
Senior Living / Life Care — 3.0%
1,450	Mount Vernon IDA, (Wartburg Senior Housing, Inc.- Meadowview), 6.20%, 6/1/29	1,485,888
1,000	Suffolk County IDA, (Jeffersons Ferry), 7.20%, 11/1/19	1,083,810
		$2,569,698
Transportation — 14.2%
6,000	Metropolitan Transportation Authority of New York, 5.25%, 11/15/32	6,392,760
1,300	Port Authority of New York and New Jersey, (AMT), Variable Rate, 6.226%, 6/15/33 (1)(3)	1,324,167
333	Port Authority of New York and New Jersey, (AMT), Variable Rate, 7.69%, 12/1/34 (1)(2)	345,118
1,800	Port Authority of New York and New Jersey, Variable Rate, 9.63%, 3/1/28 (1)(2)	2,633,328
1,550	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/42	1,586,224
		$12,281,597

Water and Sewer — 3.0%
$2,600	New York City, Municipal Water Finance Authority, 4.50%, 6/15/33	$2,600,910
		$2,600,910
Total Tax-Exempt Investments — 151.5% (identified cost $122,115,620)		$131,032,540
Other Assets, Less Liabilities — (0.0)%		$(28,477)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (51.5)%		$(44,515,849)
Net Assets Applicable to Common Shares — 100.0%		$86,488,214

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2006, 29.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 15.8% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, the aggregate value of the securities is $19,960,951 or 23.1% of the Trust’s net assets applicable to common shares.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2006.
(3)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2006.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at February 28, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
6/06	227 U.S. Treasury Bond	Short	$(25,653,582)	$(25,672,281)	$(18,699)

At February 28, 2006, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2006 as computed on a federal income tax basis, were as follows:

Aggregate cost	$122,076,216
Gross unrealized appreciation	$9,142,764
Gross unrealized depreciation	(186,440)
Net unrealized appreciation	$8,956,324

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	April 21, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	April 21, 2006